Other Assets - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Gain on disposition of other assets	$ 29,100	€ 26.1	$ 27	$ 64,714	$ 318